SHARE CAPITAL (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning Balance	€ 69,534	€ 66,195
Issuance of share capital upon exercise of stock options	440	14
Shares issued upon exercise of convertible debt	2,127
Shares issued upon settlement of deferred consideration	1,104
Ending Balance	€ 70,247	€ 69,534
Par value per share	€ 0
Share Capital
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)	21,107,968	19,956,034
Beginning Balance	€ 109,902	€ 100,285
Issuance of share capital upon exercise of FSOs (in shares)	124,000	8,000
Issuance of share capital upon exercise of FSOs	€ 808	€ 20
Issuance of share capital upon exercise of DSUs (in shares)	38,334	97,045
Issuance of share capital upon exercise of DSUs	€ 218	€ 1,407
Issuance of share capital upon exercise of RSUs (in shares)	365,043
Issuance of share capital upon exercise of RSUs	€ 2,365
Shares issued upon exercise of Convertible Debt (Shares)	617,357
Shares issued upon exercise of convertible debt	€ 2,127
Ending Balance (in shares)	23,003,552	21,107,968
Ending Balance	€ 120,015	€ 109,902
Share Capital | Spin Games LLC
Disclosure of classes of share capital [line items]
Shares issued upon completion of Spin acquisition (in shares)		285,135
Shares issued upon completion of Spin acquisition		€ 1,426
Shares issued upon settlement of deferred consideration (in shares)	357,739
Shares issued upon settlement of deferred consideration	€ 1,104
Share Capital | Wild Streak LLC
Disclosure of classes of share capital [line items]
Shares issued upon settlement of deferred consideration (in shares)	393,111	761,754
Shares issued upon settlement of deferred consideration	€ 3,491	€ 6,764